Fair Value Measurements (Details) - Schedule of the modified Black-Scholes model for the Private Warrants	Dec. 13, 2019 $ / shares
Public Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Risk-free interest rate	0.85%
Expected volatility	15.00%
Exercise price (in Dollars per share)	$ 11.50
Private Placement [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Risk-free interest rate	0.85%
Expected term (years)	6 years 6 months
Expected volatility	15.00%
Exercise price (in Dollars per share)	$ 11.50
Minimum [Member] | Public Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected term (years)	1 year 6 months
Maximum [Member] | Public Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected term (years)	6 years 6 months